Risk/Return Detail Data - FidelityContrafundK6-PRO	Mar. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Contrafund
FidelityContrafundK6-PRO | Fidelity Contrafund K6
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Contrafund® K6
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Contrafund® K6 seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees , such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19 % of the average value of its portfolio.
Portfolio Turnover, Rate	19.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company LLC (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	25.96%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(20.01%)
Performance Table Heading	Average Annual Returns
FidelityContrafundK6-PRO | Fidelity Contrafund K6 | Fidelity Contrafund K6
Risk/Return:
Annual Return, Inception Date	May 25, 2017
2018	(2.15%)
2019	31.00%
2020	30.83%
2021	24.14%
2022	(27.12%)
2023	37.67%
2024	35.37%
FidelityContrafundK6-PRO | Fidelity Contrafund K6 | Return Before Taxes | Fidelity Contrafund K6
Risk/Return:
Label	Fidelity® Contrafund® K6
Past 1 year	35.37%
Past 5 years	17.14%
Since Inception	16.60%	[1]
FidelityContrafundK6-PRO | Fidelity Contrafund K6 | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	14.35%

[1]	A From May 25, 2017 .